Goodwill and Intangible Assets - Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	[1]	Oct. 25, 2015
Goodwill and Intangible Assets
Amortization expense	$ 8,383	$ 8,387		$ 8,142
Estimated amortization expense
2018	9,800
2019	9,700
2020	9,600
2021	9,700
2022	$ 9,400

[1]	Fiscal 2016 included 53 weeks